Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Nov. 24, 2025	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenue	R (99,238)	R (73,896)	R (61,379)
Production costs1	48,435	43,149	38,995
Production profit per segment report	50,803	30,747	22,384
Amortisation and depreciation of mining assets1	(7,174)	(4,902)	(4,650)
Amortisation and depreciation of assets other than mining assets	(162)	(77)	(96)
Rehabilitation expenditure	(98)	(142)	(3)
Care and maintenance cost of restructured shafts	(328)	(380)	(246)
Employment termination and restructuring costs	(105)	(200)	(86)
Share-based payments	(601)	(573)	(171)
(Impairment)/reversal of impairment of assets	2,779	0	(2,793)
Toll treatment costs	(533)	(368)	(420)
Other	1	25	51
Gross profit1	44,582	24,130	13,970
Corporate, administration and other expenditure1	(1,967)	(1,600)	(1,593)
Exploration expenditure	(622)	(915)	(1,047)
Gains/(losses) on derivatives	(898)	(59)	453
Foreign exchange translation gain/(loss)	866	(107)	97
Contingent consideration remeasurement	(634)	(830)	(484)
Other operating expenses1	(429)	(289)	(252)
Operating profit1	40,898	20,330	11,144
Acquisition-related costs	(1,379)	(40)	0
Share of profits from associate	159	106	81
Impairment (loss)/reversal on investments in associate	23	(23)	0
Fair value movements on streaming arrangements	(854)	0	0
Investment income	1,439	1,504	809
Finance costs	(1,928)	(698)	(796)
Profit before taxation1	38,358	21,179	11,238
Non-current assets
Property, plant and equipment1	91,857	47,633	40,848
Goodwill	2,578	0	0
Intangible assets	0	6	19
Restricted cash and investments	7,660	7,015	6,494
Investments in associates	378	197	165
Deferred tax assets1	1,121	126	156
Other non-current assets	459	360	344
Derivative financial assets	1,571	236	453
Current assets
Inventories	4,875	3,825	3,603
Restricted cash and investments	50	46	39
Trade and other receivables	5,997	4,002	2,604
Derivative financial assets	820	332	558
Cash and cash equivalents	8,624	13,101	4,693		R 2,867
Total assets	125,990	76,879	59,976
Wafi-Golpu Joint Operation
Non-current assets
Property, plant and equipment1	2,300	2,500
Mining assets1
Non-current assets
Property, plant and equipment1	67,578	33,992
Undeveloped properties
Non-current assets
Property, plant and equipment1	1,214	4,341
Undeveloped properties | Wafi-Golpu Joint Operation
Non-current assets
Property, plant and equipment1	326	336
Other non-mining assets
Non-current assets
Property, plant and equipment1	647	588
Mining assets under construction
Non-current assets
Property, plant and equipment1	22,418	8,712
Mining assets under construction | Eva Copper operations and related assets
Non-current assets
Property, plant and equipment1				R 2,900
Operating segments
Disclosure of operating segments [line items]
Revenue	(95,433)	(70,732)	(58,270)
Production costs1	45,373	40,517	36,462
Production profit per segment report	50,060	30,215	21,808
Reconciliation of segment information to the group income statement and group balance sheet | Silver and Uranium sales
Disclosure of operating segments [line items]
Revenue	(3,062)	(2,632)	(2,533)
Production costs1	3,062	2,632	2,533
Reconciliation of segment information to the group income statement and group balance sheet | Toll treatment services (e)
Disclosure of operating segments [line items]
Revenue	743	532	576
Reconciliation of segment information to the group income statement and group balance sheet
Disclosure of operating segments [line items]
Revenue	(3,805)	(3,164)	(3,109)
Production costs1	3,062	2,632	2,533
Production profit per segment report	743	532	576
Unallocated amounts | Toll treatment services (e)
Disclosure of operating segments [line items]
Revenue	(743)	(532)	(576)
Unallocated amounts
Disclosure of operating segments [line items]
Cost of sales items other than production costs	(6,221)	(6,617)	(8,414)
Amortisation and depreciation of mining assets1	(7,174)	(4,902)	(4,650)
Amortisation and depreciation of assets other than mining assets	(162)	(77)	(96)
Rehabilitation expenditure	(98)	(142)	(3)
Care and maintenance cost of restructured shafts	(328)	(380)	(246)
Employment termination and restructuring costs	(105)	(200)	(86)
Share-based payments	(601)	(573)	(171)
(Impairment)/reversal of impairment of assets	2,779	0	(2,793)
Toll treatment costs	(533)	(368)	(420)
Other	1	25	51
Gross profit1	44,582	24,130	13,970
Corporate, administration and other expenditure1	(1,967)	(1,600)	(1,593)
Exploration expenditure	(622)	(915)	(1,047)
Gains/(losses) on derivatives	(898)	(59)	453
Foreign exchange translation gain/(loss)	866	(107)	97
Contingent consideration remeasurement	(634)	(830)	(484)
Other operating expenses1	(429)	(289)	(252)
Operating profit1	40,898	20,330	11,144
Acquisition-related costs	(1,379)	(40)	0
Share of profits from associate	159	106	81
Impairment (loss)/reversal on investments in associate	23	(23)	0
Fair value movements on streaming arrangements	(854)	0	0
Investment income	1,439	1,504	809
Finance costs	(1,928)	(698)	(796)
Profit before taxation1	38,358	21,179	11,238
Non-current assets
Property, plant and equipment1	13,282	8,886	8,047
Goodwill	2,578	0	0
Intangible assets	0	6	19
Restricted cash and investments	7,660	7,015	6,494
Investments in associates	378	197	165
Deferred tax assets1	1,121	126	156
Other non-current assets	459	360	344
Derivative financial assets	1,571	236	453
Current assets
Inventories	4,875	3,825	3,603
Restricted cash and investments	50	46	39
Trade and other receivables	5,997	4,002	2,604
Derivative financial assets	820	332	558
Cash and cash equivalents	8,624	13,101	4,693
Total assets	47,415	38,132	27,175
Unallocated amounts | Mining assets1
Non-current assets
Property, plant and equipment1	1,399	1,259	1,064
Unallocated amounts | Undeveloped properties
Non-current assets
Property, plant and equipment1	1,215	4,341	4,475
Unallocated amounts | Other non-mining assets
Non-current assets
Property, plant and equipment1	723	776	567
Unallocated amounts | Mining assets under construction
Non-current assets
Property, plant and equipment1	R 9,945	R 2,510	R 1,941